Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Common shares, authorized	300,000	300,000	300,000
Common shares, issued	156,116	144,776	144,776
Common shares, outstanding	156,116	144,776	144,776